Balance Sheet Components	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
6. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2017	2016
Prepaid Expenses	$69,650	$61,539
Value added tax receivable, net	35,556	26,244
Other	3,547	817
Prepaid expenses and other current assets	$108,753	$88,600

Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2017	2016
Buildings and leasehold improvements	$151,843	$144,604
Furniture, fixtures and equipment	38,155	35,525
Computer equipment	323,818	288,982
Software developed for internal use	1,521,901	1,271,059
	2,035,717	1,740,170
Accumulated depreciation and amortization	(1,236,523)	(986,891)
Property and equipment, net	$799,194	$753,279

Other Assets, Net
Other assets, net consist of the following (in thousands):

	December 31,
	2017	2016
Capitalized implementation costs, net	$208,415	$249,317
Deferred customer discounts	92,373	212,065
Deferred upfront incentive consideration	151,693	125,289
Other	139,461	86,488
Other assets, net	$591,942	$673,159

Other Noncurrent Liabilities
Other noncurrent liabilities consist of the following (in thousands):

	December 31,
	2017	2016
Tax receivable agreement	$170,067	$288,146
Pension and other postretirement benefits	115,114	123,002
Deferred revenue	99,044	77,260
Other	95,960	78,951
Other noncurrent liabilities	$480,185	$567,359

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss consists of the following (in thousands):

	December 31,
	2017	2016
Defined benefit pension and other postretirement benefit plans	$(102,623)	$(105,036)
Unrealized foreign currency translation gain (loss)	11,488	(2,264)
Unrealized gain (loss) on foreign currency forward contracts, interest rate swaps and available-for-sale securities	2,651	(15,499)
Total accumulated other comprehensive loss, net of tax	$(88,484)	$(122,799)

The amortization of actuarial losses and periodic service credits associated with our retirement-related benefit plans is included in selling, general and administrative expenses. See Note 9. Derivatives, for information on the income statement line items affected as the result of reclassification adjustments associated with derivatives.